Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)		Dec. 31, 2014 RUB		Dec. 31, 2013 USD ($)		Dec. 31, 2013 RUB
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 68,493	[1]			$ 81,803	[1]
Allowance for doubtful accounts receivable from related parties	$ 1,458,296	[2]			$ 1,623,661	[2]
Common stock, par value, Russian rubles	$ 0.0002		10	[3]			10	[3]
Common stock, shares authorized	497,969,086	[3]	497,969,086	[3]	497,969,086	[3]	497,969,086	[3]
Common stock, shares issued	416,270,745	[3]	416,270,745	[3]	416,270,745	[3]	416,270,745	[3]
Common stock, shares outstanding	416,270,745	[3]	416,270,745	[3]	416,270,745	[3]	416,270,745	[3]
Preferred stock, par value, Russian rubles			10	[3]			10	[3]
Preferred stock, shares authorized	138,756,915	[3]	138,756,915	[3]	138,756,915	[3]	138,756,915	[3]
Preferred stock, shares issued	83,254,149	[3]	83,254,149	[3]	83,254,149	[3]	83,254,149	[3]
Preferred stock, shares outstanding	83,254,149	[3]	83,254,149	[3]	83,254,149	[3]	83,254,149	[3]

[1]	See Note 6
[2]	See Note 10
[3]	See Note 19